Concentrations	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Concentrations [Line Items]
CONCENTRATIONS

NOTE 13 — CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the three and six months ended March 31, 2023 and 2022.

	Three Months Ended March 31,		Six Months Ended March 31,
Customer	2023	2022	2023	2022
A – related party	85.2%	94.3%	87.2%	94.0%

One related party customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding due from affiliates at March 31, 2023, accounted for 90.0% of the Company’s total outstanding due from affiliates at March 31, 2023.

One related party customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding due from affiliates at September 30, 2022, accounted for 96.2% of the Company’s total outstanding due from affiliates at September 30, 2022.

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s costs of revenues for the three and six months ended March 31, 2023 and 2022.

	Three Months Ended March 31,		Six Months Ended March 31,
Supplier	2023	2022	2023	2022
A – related party	86.1%	89.6%	86.6%	86.9%

Two related party suppliers, whose outstanding payables accounted for 10% or more of the Company’s total outstanding accounts payable and due to affiliates at March 31, 2023, accounted for 78.1% of the Company’s total outstanding accounts payable and due to affiliates at March 31, 2023.

Two related party suppliers, whose outstanding payables accounted for 10% or more of the Company’s total outstanding accounts payable and due to affiliates at September 30, 2022, accounted for 79.2% of the Company’s total outstanding accounts payable and due to affiliates at September 30, 2022.

NOTE 13 — CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended September 30, 2022 and 2021.

	Years Ended September 30,
Customer	2022	2021
A – related party	89.2%	99.5%

One related party customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding due from affiliates at September 30, 2022, accounted for 96.2% of the Company’s total outstanding due from affiliates at September 30, 2022.

One related party customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable and due from affiliates at September 30, 2021, accounted for 92.4% of the Company’s total outstanding accounts receivable and due from affiliates at September 30, 2021.

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s costs of revenues for the years ended September 30, 2022 and 2021.

	Years Ended September 30,
Supplier	2022	2021
A – related party	85.2%	97.6%

Two related party suppliers, whose outstanding payables accounted for 10% or more of the Company’s total outstanding accounts payable and due to affiliates at September 30, 2022, accounted for 79.2% of the Company’s total outstanding accounts payable and due to affiliates at September 30, 2022.

Two related party suppliers, whose outstanding payables accounted for 10% or more of the Company’s total outstanding accounts payable and due to affiliates at September 30, 2021, accounted for 83.7% of the Company’s total outstanding accounts payable and due to affiliates at September 30, 2021.